Concentration of risk (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Concentration Risk [Line Items]
Deposit	$ 101,690		$ 4,718
CDIC insured limit	1,584		0
Credit Risk [Member]
Concentration Risk [Line Items]
Cash balance	$ 6,057,961		$ 47,941
Accounts Receivable [Member] | One Customer [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	21.20%	100.00%
Accounts Receivable [Member] | Two Customer [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		12.90%
Accounts Receivable [Member] | Customer [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Total Purchases [Member] | Vendor [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Total Purchases [Member] | One Vendor [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		37.60%
Total Purchases [Member] | Two Vendor [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		16.80%
Accounts Payable [Member] | Vendor [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%		10.00%